SUPPLEMENTARY DATA (Summary of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY DATA [Abstract]
Ticket inventory	$ 188,560	$ 102,640
Prepaid taxes	57,885	6,727
Other current receivables	21,561	37,987
Amounts due from the Group (Note 22)	10,423	14,923
Prepaid insurance	10,628	4,265
Long-Lived Asset, Held-for-Sale, Fair Value Disclosure	7,500
Other	54,155	21,762
Total	$ 350,712	$ 188,304